Investment Securities (Details 3) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total, Amortized Cost	$ 156,694,754	$ 179,668,079
Total, Fair Value	144,528,758	$ 159,697,420
Available for sale Securities [Member]
Due In One Year Or Less, Amortized Cost	14,556,482
Due From One To Five Years, Amortized Cost	11,054,063
Due From Five To Ten Years, Amortized Cost	2,853,838
Due After Ten Years, Amortized Cost	10,068,011
Agency MBS, Amortized Cost	118,162,360
Total, Amortized Cost	156,694,754
Due In One Year Or Less, Fair Value	14,347,722
Due From One To Five Years, Fair Value	10,602,542
Due From Five To Ten Years, Fair Value	2,638,068
Due After Ten Years, Fair Value	9,679,190
Agency MBS, Fair Value	107,261,236
Total, Fair Value	$ 144,528,758